---------------------------
                                                     OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0570

                                                     Expires: September 30, 2007

                                                     Estimated average burden
                                                     hours per response: 19.4
                                                     ---------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number    811-21483
                                   ----------------------------------------

                                 Veracity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

One Riverfront Plaza 401 West Main Street, Suite 2100 Louisville, Kentucky 40202
--------------------------------------------------------------------------------
                 (Address of principal executive offices)           (Zip code)

                                 Wade R. Bridge

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (502) 657-6460
                                                     ---------------------------

Date of fiscal year end:        February 28, 2006
                          ---------------------------------------

Date of reporting period:       August 31, 2005
                          ---------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.


================================================================================








                                 VERACITY FUNDS

                          VERACITY SMALL CAP VALUE FUND









                               SEMI-ANNUAL REPORT
                                 August 31, 2005
                                   (Unaudited)














      INVESTMENT ADVISOR                              ADMINISTRATOR
      ------------------                              -------------
INTEGRITY ASSET MANAGEMENT, LLC                ULTIMUS FUND SOLUTIONS, LLC
    One Riverfront Plaza                           P.O. Box 46707
401 West Main Street, Suite 2100               Cincinnati, Ohio 45246-0707
  Louisville, Kentucky 40202                         1-866-896-9292


================================================================================




                                [GRAPHIC OMITTED]

                          VERACITY SMALL CAP VALUE FUND




Dear Fellow Shareholder,

Enclosed is your copy of the Semi-Annual Report for the Veracity Small Cap Value Fund. Although the markets have been a bit volatile for the first half of the Fund's fiscal year, we are pleased to have delivered our investors returns that are solid both in absolute terms, as well as relative to the performance of the Russell 2000 Value benchmark.

As you will see in the enclosed Report, assets invested in the Fund continue to increase. We appreciate your contribution to this strong growth and your continued confidence in our investment capabilities.

A similar, but more detailed, letter and Report will be mailed to you following the close of the Fund's fiscal year on February 28th, 2006.

In the meantime, we wish you the very best during the upcoming holidays.

Regards,

/s/ Matthew G. Bevin

Matthew G. Bevin
President
Veracity Funds









Veracity Funds  P.O. Box 46707  Cincinnati, Ohio  45246-0707  Phone: 1-866-896-9292  Fax: 513-587-3438

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

                          VERACITY SMALL CAP VALUE FUND
                             SECTOR DIVERSIFICATION
                        AS OF AUGUST 31, 2005 (UNAUDITED)



        Consumer Discretionary                                12.1%
        Consumer Staples                                       2.7%
        Energy                                                 2.9%
        Financials                                            20.6%
        Health Care                                            4.0%
        Industrials                                           13.4%
        Information Technology                                 7.8%
        Materials                                              5.3%
        Telecommunication Services                             3.4%
        Utilities                                              4.5%
        Real Estate Investment Trusts                          4.6%
        Money Market Funds                                     4.8%


--------------------------------------------------------------------------------


                                                          TOP TEN HOLDINGS
                                                  AS OF AUGUST 31, 2005 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
COMPANY                                   PRIMARY BUSINESS                      SECTOR CLASSIFICATION        % OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust         Office Properties                     REIT - Industrial/Office           1.4%
-------------------------------------------------------------------------------------------------------------------------------
York International Corp.                  Building Products - Air & Heating     Industrials                        1.2%
-------------------------------------------------------------------------------------------------------------------------------
First Midwest Bancorp, Inc.               Commercial Banks                      Financials                         1.1%
-------------------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.                Hotels                                REIT - Lodging/Resort              1.1%
-------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc.                          Machine Tools & Related Products      Industrials                        1.1%
-------------------------------------------------------------------------------------------------------------------------------
Energen Corp.                             Gas - Distribution                    Utilities                          1.1%
-------------------------------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.     Office Properties                     REIT - Industrial/Office           1.1%
-------------------------------------------------------------------------------------------------------------------------------
Hutchinson Technology, Inc.               Computers - Memory Devices            Information Technology             1.1%
-------------------------------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc.                    Commercial Banks                      Financials                         1.1%
-------------------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc.                         Hotels                                REIT - Lodging/Resort              1.0%
-------------------------------------------------------------------------------------------------------------------------------

VERACITY SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2005 (UNAUDITED)
================================================================================
ASSETS
Investments in securities:
  At acquisition cost                                             $ 34,452,678
                                                                  ============
  At value (Note 1)                                               $ 36,294,699
Receivable for investment securities sold                              501,820
Receivable for capital shares sold                                   5,422,342
Dividends receivable                                                    27,567
Other assets                                                            18,854
                                                                  ------------
  TOTAL ASSETS                                                      42,265,282
                                                                  ------------

LIABILITIES
Payable for investment securities purchased                             76,147
Payable to Advisor (Note 3)                                             20,304
Payable to affiliate (Note 3)                                            6,500
Accrued distribution and service plan fees (Note 3)                        409
Other accrued expenses                                                  23,724
                                                                  ------------
  TOTAL LIABILITIES                                                    127,084
                                                                  ------------

NET ASSETS                                                        $ 42,138,198
                                                                  ============

NET ASSETS CONSIST OF:
Paid-in capital                                                   $ 38,657,909
Accumulated net investment loss                                        (26,719)
Accumulated net realized gains from security transactions            1,664,987
Net unrealized appreciation on investments                           1,842,021
                                                                  ------------
NET ASSETS                                                        $ 42,138,198
                                                                  ============

PRICING OF CLASS R SHARES
Net assets applicable to Class R shares                           $ 22,607,121
                                                                  ============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                           930,852
                                                                  ============
Net asset value and offering price per share (a) (Note 1)         $      24.29
                                                                  ============

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares                           $ 19,531,077
                                                                  ============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)                           803,750
                                                                  ============
Net asset value and offering price per share (a) (Note 1)         $      24.30
                                                                  ============


(a) Redemption price varies on length of time held (Note 1).


See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED AUGUST 31, 2005 (UNAUDITED)
================================================================================
INVESTMENT INCOME
  Dividends                                                       $    147,329
                                                                  ------------

EXPENSES
  Investment advisory fees (Note 3)                                    119,855
  Mutual fund services fees (Note 3)                                    32,000
  Distribution and service plan expense - Class R (Note 3)              24,229
  Custodian fees                                                        20,292
  Compliance service fees                                               13,176
  Professional fees                                                      9,676
  Registration fees - Common                                             7,818
  Registration fees - Class R                                               18
  Postage and supplies                                                   4,446
  Insurance expense                                                      3,845
  Pricing fees                                                           2,280
  Other expenses                                                         6,633
                                                                  ------------
    TOTAL EXPENSES                                                     244,268
  Fees waived and expenses reimbursed by the Advisor (Note 3):
    Common                                                             (70,202)
    Class R                                                                (18)
                                                                  ------------
      NET EXPENSES                                                     174,048
                                                                  ------------

NET INVESTMENT LOSS                                                    (26,719)
                                                                  ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions                      1,234,225
  Net change in unrealized appreciation/depreciation on investment     414,343
                                                                  ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                     1,648,568
                                                                  ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $  1,621,849
                                                                  ============



See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

=================================================================================================
                                                            SIX MONTHS            PERIOD
                                                               ENDED              ENDED
                                                          AUGUST 31, 2005       FEBRUARY 28,
                                                          (UNAUDITED) (a)         2005(b)
-------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss                                      $    (26,719)       $    (29,114)
  Net realized gains (losses) from:
    Security transactions                                     1,234,225             490,866
    Futures contracts                                              --               (30,990)
  Net change in unrealized appreciation/depreciation
    on investments                                              414,343           1,427,678
                                                           ------------        ------------
Net increase in net assets from operations                    1,621,849           1,858,440
                                                           ------------        ------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS R
  Proceeds from shares sold                                  22,549,689          14,966,232
  Proceeds from redemption fees collected (Note 1)                    1                 693
  Payments for shares redeemed                              (17,018,688)         (1,038,828)
                                                           ------------        ------------
Net increase in net assets from Class R capital
  share transactions                                          5,531,002          13,928,097
                                                           ------------        ------------

CLASS I
  Proceeds from shares sold                                  19,131,700                 --
  Payments for shares redeemed                                  (32,890)                --
                                                           ------------        ------------
Net increase in net assets from Class I capital
  share transactions                                         19,098,810                 --
                                                           ------------        ------------


TOTAL INCREASE IN NET ASSETS                                 26,251,661          15,786,537

NET ASSETS
  Beginning of period                                        15,886,537             100,000
                                                           ------------        ------------
  End of period                                            $ 42,138,198        $ 15,886,537
                                                           ============        ============


ACCUMULATED NET INVESTMENT LOSS                            $    (26,719)       $        --
                                                           ============        ============

SUMMARY OF CAPITAL SHARE ACTIVITY
CLASS R
  Shares sold                                                   960,287             735,949
  Shares redeemed                                              (720,488)            (49,896)
                                                           ------------        ------------
  Net increase in shares outstanding                            239,799             686,053
  Shares outstanding, beginning of period                       691,053               5,000
                                                           ------------        ------------
  Shares outstanding, end of period                             930,852             691,053
                                                           ============        ============

CLASS I
  Shares sold                                                   805,117                --
  Shares redeemed                                                (1,367)               --
                                                           ------------        ------------
  Net increase in shares outstanding                            803,750                --
  Shares outstanding, beginning of period                          --                  --
                                                           ------------        ------------
  Shares outstanding, end of period                             803,750                --
                                                           ============        ============

(a)   Except  for  Class  I  shares,   which  represents  the  period  from  the commencement  of operations (July 7, 2005) through August 31, 2005.
(b)   Represents  the period from  commencement  of operations  (March 30, 2004) through February
      28, 2005.

See accompanying notes to financial statements.



                                                 4

VERACITY SMALL CAP VALUE FUND - CLASS R

FINANCIAL HIGHLIGHTS
=================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
-------------------------------------------------------------------------------------------------
                                                            Six Months            Period
                                                               Ended              Ended
                                                          August 31, 2005       February 28,
                                                            (Unaudited)           2005(a)
-------------------------------------------------------------------------------------------------

  Net asset value at beginning of period                   $      22.99        $      20.00
                                                           ------------        ------------

  Income (loss) from investment operations:
    Net investment loss                                           (0.03)(b)           (0.04)
    Net realized and unrealized gains on investments               1.33                3.03
                                                           ------------        ------------
  Total from investment operations                                 1.30                2.99
                                                           ------------        ------------

  Proceeds from redemption fees collected                          0.00(c)             0.00(c)
                                                           ------------        ------------

  Net asset value at end of period                         $      24.29        $      22.99
                                                           ============        ============

RATIOS AND SUPPLEMENTAL DATA:

  Total return (d)                                                 5.65%(e)           14.95%(e)
                                                           ============        ============

  Net assets at end of period (000's)                      $     22,607        $     15,887
                                                           ============        ============

  Ratio of net expenses to average net assets (f)                  1.49%(g)            1.49%(g)

  Ratio of net investment loss to average net assets             (0.28%)(g)          (0.33%)(g)

  Portfolio turnover rate                                           146%(g)             187%(g)
-------------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (March 30, 2004) through February 28, 2005.

(b)  Calculated using weighted average shares outstanding during the period.

(c)  Amount rounds to less than $0.01 per share.

(d) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Not annualized.

(f) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 2.08%(g) and 2.59%(g) for the periods ended August 31, 2005 and February 28, 2005, respectively.

(g)  Annualized.


See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND - CLASS I

FINANCIAL HIGHLIGHTS
================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
================================================================================
                                                                Period
                                                                 Ended
                                                           August 31, 2005 (a)
                                                              (Unaudited)
--------------------------------------------------------------------------------

  Net asset value at beginning of period                        $    23.42
                                                                ----------

  Income (loss) from investment operations:
    Net investment loss                                              (0.01)(b)
    Net realized and unrealized gains on investments                  0.89
                                                                ----------
  Total from investment operations                                    0.88
                                                                ----------


  Net asset value at end of period                              $    24.30
                                                                ==========

RATIOS AND SUPPLEMENTAL DATA:

  Total return (c)                                               3.76% (d)
                                                                ==========

  Net assets at end of period (000's)                           $   19,531
                                                                ==========

  Ratio of net expenses to average net assets (e)                1.23% (f)

  Ratio of net investment loss to average net assets            (0.03%)(f)

  Portfolio turnover rate                                         146% (f)
--------------------------------------------------------------------------------


(a) Represents the period from the commencement of operations (July 7, 2005) through August 31, 2005.

(b)  Calculated using weighted average shares outstanding during the period.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Return does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not annualized.

(e) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.82%(f) for the period ended August 31, 2005.

(f)  Annualized.


  See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

AUGUST 31, 2005 (UNAUDITED)

================================================================================
   SHARES    COMMON STOCKS - 76.7%                                   VALUE
--------------------------------------------------------------------------------

             CONSUMER DISCRETIONARY - 12.1%
     14,643  Accuride Corp. (a)                                    $   218,913
     12,330  Aftermarket Technology Corp. (a)                          212,076
      6,020  Banta Corp.                                               294,679
      5,352  Entercom Communications Corp. (a)                         179,024
     13,718  Gray Television, Inc.                                     168,731
     48,680  La Quinta Corp. (a)                                       411,346
      7,641  Labor Ready, Inc. (a)                                     173,604
      5,889  Lone Star Steakhouse & Saloon, Inc.                       155,411
      5,200  MarineMax, Inc. (a)                                       147,732
      3,800  Media General, Inc. - Class A                             250,002
     22,489  MPS Group, Inc. (a)                                       248,728
     16,247  OMI Corp.                                                 310,805
      6,019  R.H. Donnelley Corp. (a)                                  386,962
      7,157  Ruby Tuesday, Inc.                                        158,170
     39,562  Stewart Enterprises, Inc. - Class A                       274,560
      6,670  Talbots, Inc. (The)                                       204,769
     11,700  Tenneco Automotive, Inc. (a)                              212,121
     15,945  United Rentals, Inc. (a)                                  287,807
      3,696  United Stationers, Inc. (a)                               173,342
      7,265  Warnaco Group, Inc. (The) (a)                             181,625
     13,940  West Marine, Inc. (a)                                     259,563
      6,682  Zale Corp. (a)                                            186,428
                                                                   -----------
                                                                     5,096,398
                                                                   -----------
             CONSUMER STAPLES - 2.7%
      9,884  Casey's General Store, Inc.                               200,151
      5,252  J & J Snack Foods Corp.                                   314,910
      6,708  Nash Finch Co.                                            281,736
      7,050  Ruddick Corp.                                             164,759
      4,585  Sanderson Farms, Inc.                                     169,324
                                                                   -----------
                                                                     1,130,880
                                                                   -----------
             ENERGY - 2.9%
      9,672  Airgas, Inc.                                              272,073
      4,447  Giant Industries, Inc. (a)                                219,015
     11,755  KCS Energy, Inc. (a)                                      271,776
      4,374  Unit Corp. (a)                                            227,710
      6,406  Veritas DGC, Inc. (a)                                     206,017
                                                                   -----------
                                                                     1,196,591
                                                                   -----------
             FINANCIALS - 20.6%
     11,860  Advanta Corp. - Class B                                   342,161
      5,353  Affiliated Managers Group, Inc. (a)                       388,681
     12,799  AMCORE Financial, Inc.                                    395,233
     10,492  Amegy Bancorporation, Inc.                                235,755
      7,700  AmerUs Group Co.                                          425,964
     10,120  Argonaut Group, Inc. (a)                                  252,089
     11,253  Assured Guaranty, Ltd.                                    252,067

VERACITY SMALL CAP VALUE FUND

================================================================================
   SHARES    COMMON STOCKS - 76.7% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

             FINANCIALS - 20.6% (CONTINUED)
      3,840  Central Pacific Financial Corp.                       $   132,787
     31,270  Ceres Group, Inc. (a)                                     194,499
      7,455  Delphi Financial Group, Inc. - Class A                    351,131
     28,053  Dime Community Bancshares                                 426,686
      3,398  FirstFed Financial Corp. (a)                              195,555
     12,690  First Midwest Bancorp, Inc.                               481,459
      6,388  Flagstar Bancorp, Inc.                                    110,193
     14,540  Greater Bay Bancorp                                       366,408
      9,391  Independent Bank Corp.                                    284,359
     36,053  Instinet Group, Inc.                                      180,265
      8,900  Investment Technology Group, Inc. (a)                     244,305
      8,270  Irwin Financial Corp.                                     173,670
      8,810  MAF Bancorp, Inc.                                         378,213
      6,808  Navigators Group, Inc. (The) (a)                          252,305
     14,384  Ohio Casualty Corp.                                       363,340
      1,647  Patriot Capital Funding, Inc. (a)                          22,646
      5,918  PFF Bancorp, Inc.                                         175,942
      9,915  Raymond James Financial, Inc.                             300,722
     30,200  Republic Bancorp, Inc.                                    443,336
      2,746  Sterling Financial Corp.                                  105,913
      4,265  Triad Guaranty, Inc. (a)                                  180,111
     15,269  Trustmark Corp.                                           420,814
     13,848  Whitney Holding Corp.                                     428,180
      7,140  World Acceptance Corp. (a)                                182,713
                                                                   -----------
                                                                     8,687,502
                                                                   -----------
             HEALTH CARE - 4.0%
     10,659  AMERIGROUP Corp. (a)                                      364,111
     11,579  Andrx Corp. (a)                                           209,927
      7,239  Invacare Corp.                                            301,143
      6,199  Kindred Healthcare, Inc. (a)                              189,689
      4,640  LifePoint Hospitals, Inc. (a)                             211,027
      7,050  PAREXEL International Corp. (a)                           136,629
      6,955  Sybron Dental Specialties, Inc. (a)                       269,645
                                                                   -----------
                                                                     1,682,171
                                                                   -----------
             INDUSTRIALS - 13.4%
      6,117  AMETEK, Inc.                                              246,454
      7,940  Aviall, Inc. (a)                                          270,039
     34,370  Comfort Systems USA, Inc. (a)                             282,865
      5,092  Curtiss-Wright Corp.                                      328,739
      6,087  EDO Corp.                                                 170,984
     31,740  Entegris, Inc. (a)                                        332,318
     10,930  Genesee & Wyoming, Inc. - Class A (a)                     319,921
      9,454  Hub Group, Inc. - Class A (a)                             304,892
     10,030  Kennametal, Inc.                                          467,799
     12,446  Pacer International, Inc. (a)                             326,583
        451  Park-Ohio Holdings Corp. (a)                                8,560

VERACITY SMALL CAP VALUE FUND

================================================================================
   SHARES    COMMON STOCKS - 76.7% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             INDUSTRIALS - 13.4% (CONTINUED)
      9,740  RTI International Metals, Inc. (a)                    $   337,783
     20,178  Steelcase, Inc. - Class A                                 296,213
      5,270  Thomas & Betts Corp. (a)                                  187,296
     11,372  USA Truck, Inc. (a)                                       273,724
     13,747  Wabtec Corp.                                              357,422
      7,321  Watts Water Technologies, Inc. - Class A                  247,889
     22,375  WCA Waste Corp. (a)                                       182,356
     11,485  Werner Enterprises, Inc.                                  205,007
      8,807  York International Corp.                                  505,346
                                                                   -----------
                                                                     5,652,190
                                                                   -----------
             INFORMATION TECHNOLOGY - 7.8%
      3,990  Anteon International Corp. (a)                            183,341
      9,860  Benchmark Electronics, Inc. (a)                           287,025
     11,796  Cypress Semiconductor Corp. (a)                           184,371
     16,968  Hutchinson Technology, Inc. (a)                           447,955
     16,919  Informatica Corp. (a)                                     193,215
     26,960  Integrated Device Technology, Inc. (a)                    288,472
     31,381  Lawson Software, Inc. (a)                                 203,349
     27,855  Mattson Technology, Inc. (a)                              264,623
     44,099  ON Semiconductor Corp. (a)                                253,569
     35,251  Parametric Technology Corp. (a)                           213,621
      3,688  Photronics, Inc. (a)                                       76,600
     11,433  Standard Microsystems Corp. (a)                           297,830
     20,423  Stellent, Inc. (a)                                        164,814
     21,850  Verity, Inc. (a)                                          218,937
                                                                   -----------
                                                                     3,277,722
                                                                   -----------
             MATERIALS - 5.3%
     13,782  AMCOL International Corp.                                 261,858
      7,063  Commercial Metals Co.                                     211,395
      7,531  Cytec Industries, Inc.                                    358,476
      4,775  FMC Corp. (a)                                             271,984
     32,530  GrafTech International, Ltd. (a)                          193,228
     10,604  Hexcel Corp. (a)                                          206,248
      5,789  Mobile Mini, Inc. (a)                                     242,675
     14,773  RBC Bearings, Inc. (a)                                    237,845
      8,903  Schnitzer Steel Industries, Inc. - Class A                254,626
                                                                   -----------
                                                                     2,238,335
                                                                   -----------
             TELECOMMUNICATION SERVICES - 3.4%
     16,938  Arris Group, Inc. (a)                                     177,680
     21,950  Artesyn Technologies, Inc. (a)                            201,501
     10,500  Brightpoint, Inc. (a)                                     300,930
     15,916  C-Cor, Inc. (a)                                           119,211
     12,970  CommScope, Inc. (a)                                       242,539
     12,407  Iowa Telecommunications Services, Inc.                    230,894
     19,535  Premiere Global Services, Inc. (a)                        178,159
                                                                   -----------
                                                                     1,450,914
                                                                   -----------

VERACITY SMALL CAP VALUE FUND

================================================================================
   SHARES    COMMON STOCKS - 76.7% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
             UTILITIES - 4.5%
      5,060  ALLETE, Inc.                                          $   228,965
     11,702  Energen Corp.                                             448,421
      6,421  IDACORP, Inc.                                             197,125
      6,879  New Jersey Resources Corp.                                323,175
      4,748  Northwest Natural Gas Co.                                 174,631
      6,740  Otter Tail Corp.                                          202,200
     11,902  Vectren Corp.                                             333,256
                                                                   -----------
                                                                     1,907,773
                                                                   -----------


             TOTAL COMMON STOCKS (Cost $30,735,507)                $32,320,476
                                                                   -----------



================================================================================
   SHARES    REAL ESTATE INVESTMENT TRUSTS - 4.6%                    VALUE
--------------------------------------------------------------------------------
             INDUSTRIAL/OFFICE - 2.4%
      5,470  Alexandria Real Estate Equities, Inc.                 $   448,267
     16,580  Corporate Office Properties Trust                         577,647
                                                                   -----------
                                                                     1,025,914
                                                                   -----------
             LODGING/RESORT - 2.2%
     33,890  Equity Inns, Inc.                                         435,487
     51,210  MeriStar Hospitality Corp. (a)                            471,132
                                                                   -----------
                                                                       906,619
                                                                   -----------

             TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,675,481) $ 1,932,533
                                                                   -----------

================================================================================
   SHARES    MONEY MARKET FUNDS - 4.8%                               VALUE
--------------------------------------------------------------------------------

  2,041,690  First American Treasury Obligation Fund - Class Y
               (Cost $2,041,690)                                   $2,041,690
                                                                   -----------

             TOTAL INVESTMENT SECURITIES - 86.1%
               (Cost $34,452,678)                                  $36,294,699

             OTHER ASSETS IN EXCESS OF LIABILITIES - 13.9%           5,843,499
                                                                   -----------

             NET ASSETS - 100.0%                                   $42,138,198
                                                                   ===========


     (a)  Non-income producing security.

 See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2005 (UNAUDITED)
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Veracity Small Cap Value Fund (the "Fund") is a diversified series of Veracity Funds (the "Trust"), an open-end management investment company established under the laws of Delaware by the filing of a Certificate of Trust dated December 29, 2003. The public offering of Class R shares and Class I shares commenced on March 30, 2004 and July 7, 2005, respectively.

     The investment objective of the Fund is long-term capital growth.

     The Fund's two classes of shares, Class R and Class I, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and required investment minimums. Class R shares are subject to a distribution (12b-1) fee at the annual rate of .25% of the Fund's average daily net assets allocable to Class R shares and require a $25,000 initial investment, whereas Class I shares are not subject to any distribution fees and require a $250,000 initial investment.

     SECURITIES VALUATION - Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     SHARE VALUATION - The net asset value per share of each class of shares of the Fund is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value per share of each class of shares of the Fund is calculated by dividing the total value of the Fund's assets attributable to that class, minus liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each class are subject to a redemption fee of 2% if redeemed within 30 days of purchase. During the period ended August 31, 2005, proceeds from redemption fees were $1 for Class R shares. No redemption fees were collected for Class I shares.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

     FUTURES CONTRACTS - The Fund may invest in futures contracts. A futures contract obligates the seller to deliver and the purchaser to take delivery of the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver and the purchaser to take an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of the underlying assets and the prices of futures contracts, the possibility of an illiquid market, or that the counterparty will fail to perform its obligation.

     Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as a variation margin on futures contracts and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America and are recorded on the ex-dividend date. There were no distributions during the periods ended August 31, 2005 and February 28, 2005.

     ALLOCATION  BETWEEN CLASSES - Investment  income earned,  realized  capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The following information is computed on a tax basis for each item as of August 31, 2005:

            Cost of portfolio investments                $ 34,464,378
                                                    ==================
            Gross unrealized appreciation                $  2,797,992
            Gross unrealized depreciation                    (967,671)
                                                    ------------------
            Net unrealized appreciation                  $  1,830,321
            Undistributed ordinary income                     452,812
            Other gains                                     1,197,156
                                                    ------------------
            Accumulated earnings                         $  3,480,289
                                                    ==================


     The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America
     (GAAP). These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

     CONTINGENCIES AND COMMITMENTS - The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

2.   INVESTMENT TRANSACTIONS

     During the six months ended August 31, 2005, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $33,960,114 and $16,697,988, respectively.

3.   TRANSACTIONS WITH AFFILIATES

     Certain Trustees and officers of the Trust are affiliated with Integrity Asset Management, LLC (the "Advisor"), or with Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC ("UFD"), the Fund's principal underwriter.

VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

     INVESTMENT ADVISORY AGREEMENT
     Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor is obligated to waive its fees and/or reimburse expenses of the Fund to the extent necessary to maintain the Fund's total annual expense ratio at no greater than 1.50% for Class R shares and 1.25% for Class I shares. This contractual obligation expires on June 30, 2006, buy may be renewed for additional time periods by mutual agreement. For the six months ended August 31, 2005, the Advisor waived $70,202 of its advisory fees and reimbursed $18 of Class R expenses.

     The Advisor has concurrently entered into an agreement with the Fund to recover expenses waived and/or reimbursed on behalf of the Fund, but only for a period of three years after the expense is waived and/or reimbursed, and only if such recovery will not cause the Fund's expense ratio with respect to Class R and Class I shares to exceed 1.50% and 1.25%, respectively. As of August 31, 2005, the amount available for recovery that has been paid and/or waived by the Advisor on behalf of the Fund is $165,426, of which $95,206 expires during the year ended February 28, 2008 and $70,220 expires during the year ended February 28, 2009.

     MUTUAL FUND SERVICES AGREEMENT
     Under the terms of a Mutual Fund Services Agreement, Ultimus provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Fund. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of .25% of the Fund's average daily net assets up to $25 million; .20% of the next $25 million of such assets; and .15% of such assets in excess of $50 million, subject to a minimum monthly fee of $6,500. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities. For the six months ended August 31, 2005, the Fund paid $32,000 to Ultimus for mutual fund services. As of August 31, 2005, the Fund owes fees of $6,500 to Ultimus.

     SERVICE PLAN AND AGREEMENT
     The Trust has adopted a Service Plan and Agreement (the "Plan") for Class R shares, pursuant to which the Fund pays the Advisor a monthly fee for distribution and/or shareholder servicing expenses not to exceed .25% per annum of the Fund's average daily net assets allocable to Class R shares. The Advisor may, in turn, pay such fees to third parties for eligible services provided by those parties to Class R shareholders. For the six months ended August 31, 2005, the Advisor received payments of $24,229 under the Plan. As of August 31, 2005, the Advisor is due $409 under the Plan.

     DISTRIBUTION AGREEMENT
     Under the terms of a Distribution Agreement, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. For the six months ended August 31, 2005, UFD received $3,000 for its distribution services under the Agreement, which was paid by the Advisor.

     PRINCIPAL HOLDERS OF FUND SHARES
     As of August 31, 2005, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104, owned of record 52.3% of Class R outstanding shares.

VERACITY SMALL CAP VALUE FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge a front-end sales load. However, a redemption fee of 2% is applied on the sale of shares purchased within 30 days of the date of their purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

VERACITY SMALL CAP VALUE FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited) (Continued)
--------------------------------------------------------------------------------

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

CLASS R
-------------------------------------------------------------------------------------------------
                                             Beginning          Ending
                                           Account Value     Account Value      Expenses Paid
                                           March 1, 2005     Aug. 31, 2005      During Period*
-------------------------------------------------------------------------------------------------
Based on Actual Fund Return                 $1,000.00          $ 1,056.50           $7.72
-------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return
      (before expenses)                     $1,000.00          $ 1,017.69           $7.58
-------------------------------------------------------------------------------------------------
*  Expenses  are equal to Class R's annualized  expense ratio of 1.49% for the period, multiplied by the average account value over  the period,  multiplied  by  184/365  (to reflect  the  period covered by this report).

CLASS I
-------------------------------------------------------------------------------------------------
                                             Beginning          Ending
                                           Account Value     Account Value      Expenses Paid
                                           July 7, 2005      Aug. 31, 2005      During Period*
-------------------------------------------------------------------------------------------------
Based on Actual Fund Return                 $1,000.00          $ 1,037.60           $1.92
-------------------------------------------------------------------------------------------------
Based on Hypothetical 5% Return
  (before expenses)                         $1,000.00          $ 1,005.78           $1.89
-------------------------------------------------------------------------------------------------
*  Expenses  are equal to Class I's annualized  expense ratio of 1.23% for the period, multiplied by the average account value over the period, multiplied by 56/365 (to reflect the period covered by this report).

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The filings will be available upon request, by calling 1-866-896-9292. Furthermore, you will be able to obtain a copy of the filing on the SEC's website at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is also available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC's website at http://www.sec.gov.

ITEM 2.  CODE OF ETHICS.

Not required

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 under the Securities Exchange Act of 1934 in conjunction with a shareholder meeting to consider the election of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto



Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Veracity Funds
             ----------------------------------------------------



By (Signature and Title)*    /s/ Matthew G. Bevin
                           --------------------------------------
                           Matthew G. Bevin, President

Date     October 28, 2005
      -----------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*  /s/ Matthew G. Bevin
                           --------------------------------------
                           Matthew G. Bevin, President

Date     October 28, 2005
      -----------------------------------




By (Signature and Title)*  /s/ Mark J. Seger
                           --------------------------------------
                           Mark J. Seger, Treasurer

Date     October 28, 2005
      -----------------------------------




* Print the name and title of each signing officer under his or her signature.